RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES	12 Months Ended
Dec. 31, 2020
RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES
RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES
13. RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES

(a)	Rental revenue consists of:

Years ended December 31,	2020	2019
Base rent	$291,714	$240,345
Straight-line rent amortization	8,842	5,074
Tenant incentive amortization	(5,321)	(5,122)
Property tax recoveries	31,439	22,280
Property insurance recoveries	2,640	2,161
Operating cost recoveries	10,885	8,085
	$340,199	$272,823

(b)	Property operating costs consist of:

Years ended December 31,	2020	2019
Non-recoverable from tenants:
Property taxes and utilities	$973	$1,096
Legal	160	189
Consulting	41	90
Environmental and appraisals	334	511
Repairs and maintenance	698	804
Other	616	558
	$2,822	$3,248
Recoverable from tenants:
Property taxes and utilities	$33,598	$23,784
Property insurance	2,946	2,391
Repairs and maintenance	3,916	2,733
Property management fees	2,793	2,001
Other	1,089	1,207
	$44,342	$32,116
Property operating costs	$47,164	$35,364

(c)	General and administrative expenses consist of:

Years ended December 31,	2020	2019
Salaries, incentives and benefits	$15,109	$13,753
Audit, legal and consulting	3,423	4,268

Trustee/director fees including distributions, revaluations and expenses (1)	2,108	1,976

RSU and PSU compensation expense including distributions and revaluations (1)	6,198	5,839
Other public entity costs	1,986	2,096

Office rents including property taxes and common area maintenance costs	424	379
Capital tax	568	454
Information technology costs	1,045	980
Other	1,342	1,674
	$32,203	$31,419

(1)	For fair value remeasurement expense amounts see note 12( b ).

During the year ended December 31, 2020, Granite incurred $0.2 million of general and administrative expenses relating to
COVID-19
(2019 — nil).

(d)	Interest expense and other financing costs consist of:

Years ended December 31,	2020	2019
Interest and amortized issuance costs and modification losses relating to debentures and term loans	$32,632	$26,632

Amortization of deferred financing costs and other interest expense and charges	2,229	2,169
Interest expense related to lease obligations (note 9)	1,595	1,300
	$36,456	$30,101
Less: Capitalized interest	(617)	(160)
	$35,839	$29,941

(e)	Fair value losses (gains) on financial instruments, net, consist of:

Years ended December 31,	2020	2019
Foreign exchange forward contracts, net (note 17(a))	$93	$8
Foreign exchange collar contracts, net (note 17(a))	(2,627)	—
Losses on term loan debt modifications (note 8(a))	—	752
Cross currency interest rate swaps (note 8(b))	5,936	(1,952)
	$3,402	$(1,192)
For the year ended December 31, 2020, the fa
i
r value loss of $5.9 million is associated with the fair value movements of the 2021 Cross Currency Interest Rate Swap and 2024 Cross Currency Interest Rate Swap
(
note 8(b)). The Trust did not employ or partially employed hedge accounting for the derivatives and therefore the change in fair value is recognized in fair value losses (gains) on financial instruments, net, in the combined statement of net income (note 8(b)).

For the year ended December 31, 2019, the fair value gain of $2.0 million was associated with the fair value movement of the 2024 Cross Currency Interest Rate Swap. The Trust did not employ or partially employed hedge accounting for the derivative and therefore the change in fair value was recognized in fair value losses (gains) on financial instruments, net, in the combined statement of net income.
(f) During the year ended December 31, 2019, Granite incurred $2.7 million of real estate land transfer tax associated with an internal reorganization.